INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
INVENTORIES

NOTE 5 — INVENTORIES

As of June 30, 2023, and December 31, 2022 inventories consist of:

	As of June 30, 2023	As of December 31, 2022
Movie production costs	$744,847	$648,337
Books and periodicals	312,884	258,497
Food and beverage	52,430	48,677
Merchandise	60,584	45,350
Consumables	983	1,116
	$1,171,728	$1,001,977

NOTE 7 — INVENTORIES

As of December 31, 2022, and 2021 inventories consist of:

	As of December 31,
	2022	2021
Movie production costs	$648,337	$—
Books and periodicals	258,497	—
Food and beverage	48,677	38,500
Merchandise	45,350	51,777
Consumables	1,116	2,253
	$1,001,977	$92,530